OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Detailed information about other financial liabilities

As at December 31,	2022	2021
Lease liabilities (Note 33)	$77.4	$63.8
Royalty payable	10.9	12.0
Severance accrual	47.2	38.5
Deferred share units/performance share units liability (Note 30)	40.2	25.1
Accounts receivable and value added tax financing credit(i)	20.2	10.0
Derivative liabilities (Note 17)	14.1	25.5
Other(ii)	73.3	23.0
	$283.3	$197.9
Current	$97.1	$76.0
Non-current	186.2	121.9
	$283.3	$197.9
(i)Accounts receivable and value added tax ("VAT") financing credits are payable within 30 days from the receipt of proceeds on doré sales, or payable in the month of approval of the VAT credit, respectively.
(ii)Includes approximately $50.0 million in deferred consideration related to the purchase of rights to additional remaining resources at the MARA project. The amount is payable in eight equal installments through to 2029, with the first two installments due in January and June 2023. The January 2023 installment was paid subsequent to the end of the year.